Consolidated Statements of Changes in Equity - ILS (₪) ₪ in Thousands	Issued capital [member]	Capital reserve [member]	Receipts on Account of Shares [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning Balance at Dec. 31, 2019	₪ 406,297	₪ 2,388	₪ 1,214	₪ (153,927)	₪ 255,972	₪ 229	₪ 256,201
IfrsStatementLineItems [Line Items]
Profit (loss) for the year				(37,231)	(37,231)	1,191	(36,040)
Share-based payment (Note 17U)	10,008				10,008	528	10,536
Exercise of share options (Note 17C-D)	833				833		833
Issuance of shares, net (Note 17E)	28,217		9,803		38,020		38,020
Issuance of shares for the acquisition of Canndoc (Note 8)	6,904				6,904	15,655	22,559
Ending Balance at Dec. 31, 2020	452,259	2,388	11,017	(191,158)	274,506	17,603	292,109
IfrsStatementLineItems [Line Items]
Profit (loss) for the year				4,690	4,690	2,603	7,293
Share-based payment (Note 17U)	6,452				6,452		6,452
Exercise of share options (Note 17C-D)	10,974		(2,476)		8,498		8,498
Issuance of shares, net (Note 17E)	136,506				136,506		136,506
Issuance of shares for the acquisition of Canndoc (Note 8)	17,376				17,376	1,178	18,554
Ending Balance at Dec. 31, 2021	623,567	2,388	8,541	(186,468)	448,028	21,384	469,412
IfrsStatementLineItems [Line Items]
Profit (loss) for the year				44,819	44,819	(1,070)	43,749
Acquisitions of subsidiaries						(142)	(142)
Settlement in cash of an obligation to issue shares	(449)				(449)		(449)
Share-based payment (Note 17U)	8,907				8,907		8,907
Ending Balance at Dec. 31, 2022	₪ 632,025	₪ 2,388	₪ 8,541	₪ (141,649)	₪ 501,305	₪ 20,172	₪ 521,477